ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 29, 2017
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

6. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following at December 29, 2017 and December 30, 2016:

	December 29,	December 30,
	2017	2016
Billed	$30,250,000	$25,909,000
Unbilled (1)	24,732,000	18,988,000
Contract retentions	8,560,000	5,161,000
	63,542,000	50,058,000
Allowance for doubtful accounts	(369,000)	(785,000)
	$63,173,000	$49,273,000
(1)	Unbilled portion represents costs and estimated earnings in excess of billings on uncompleted contracts which is presented separately from accounts receivable on the consolidated balance sheets.

The movements in the allowance for doubtful accounts consisted of the following for fiscal years 2017, 2016 and 2015:

	Fiscal Year
	2017	2016	2015
Balance as of the beginning of the year	$785,000	$760,000	$662,000
(Recovery of) provision for doubtful accounts	(189,000)	216,000	586,000
Write-offs of uncollectible accounts	(227,000)	(191,000)	(488,000)
Balance as of the end of the year	$369,000	$785,000	$760,000

Billed accounts receivable represent amounts billed to clients that have yet to be collected. Unbilled accounts receivable represent revenue recognized but not yet billed pursuant to contract terms or accounts billed after the period end. Substantially all unbilled receivables as of December 29, 2017 and December 30, 2016 are or were expected to be billed and collected within twelve months of such date. Contract retentions represent amounts invoiced to clients where payments have been withheld pending the completion of certain milestones, other contractual conditions or upon the completion of the project. These retention agreements vary from project to project and could be outstanding for several months.

Allowances for doubtful accounts have been determined through specific identification of amounts considered to be uncollectible and potential write‑offs, plus a non‑specific allowance for other amounts for which some potential loss has been determined to be probable based on current and past experience.

As of December 29, 2017, Dormitory Authority-State of New York (“DASNY”) accounted for 19% and Consolidated Edison of New York, Inc. (“Consolidated Edison”) accounted for 15% of outstanding receivables, as compared to Consolidated Edison accounting for 20% and DASNY accounting for 19% of the Company’s outstanding receivables as of December 30, 2016. For the fiscal year 2017, DASNY and Consolidated Edison represented 22% and 16%, respectively, of our consolidated contract revenue.